Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2017
Disclosure of selling and marketing expenses [Abstract]
Selling and Marketing Expenses
Note 24 - Selling and Marketing Expenses

Composition

	Year ended December 31,
	2015	2016	2017
	NIS millions	NIS millions	NIS millions
Salaries and related expenses	278	257	241
Commissions	196	179	88
Advertising and public relations	26	44	36
Depreciation and amortization	38	20	33
Other	82	74	81
	620	574	479